Discontinued operations - Summary of Cash Flows from Discontinued Operations (Details) - CAD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Net effect of currency exchange rate on cash		$ 567	$ (704)
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from operating activities	[1]	0	4,734
Cash flows used in financing activities		0	(3,469)
Cash flows used in investing activities		0	20,250
Net effect of currency exchange rate on cash		0	(31)
Cash flows generated during the period		$ 0	$ 21,484

[1]	When compiling the cash flows from discontinued operations which include only certain entities from the Liminal group of companies, intra-group cash transfers between entities in the discontinued operations group and those part of continuing activities, for example the funding provided by Liminal to the discontinued operations, have been classified as part of the operating activities cash flows.